Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	Hi-Crush Partners LP
Trading Symbol	HCLP
Entity Central Index Key	0001549848
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Amendment Flag	false